Share-Based Compensation (Narrative) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands						12 Months Ended				49 Months Ended
	Aug. 14, 2015	May. 20, 2015	May. 05, 2015	Feb. 06, 2015	Aug. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Share-Based Compensation [Abstract]
Weighted average grant date fair value						¥ 13.43	¥ 13.32	¥ 5.93
Total intrinsic value of options exercised						¥ 29,443
Unrecognized compensation expense						¥ 70,758				¥ 70,758
Unrecognized compensation expense, recognition period						2 years 9 months
Share-Based Compensation [Line Items]
Share options granted					5,903,533	4,472,745	8,892,833	3,599,400
Exercise price of share options granted (in dollars per share)					¥ 0.1
2014 Plan [Member]
Share-Based Compensation [Line Items]
Shares authorized						20,331,467				20,331,467
Expiration period						10 years
2015 Plan [Member]
Share-Based Compensation [Line Items]
Shares authorized			4,400,000
Expiration period			10 years
Description and terms of unissued shares reserved under the Plan
If on December 31, 2015, the unissued shares reserved under the 2015 Plan account for less than 2% of the total issued and outstanding shares on an as-converted basis, then on January 1, 2016, the number of shares reserved for future issuances under the 2015 Plan shall be increased to 2% of the total issued and outstanding shares.

Management and employees
Share-Based Compensation [Line Items]
Share options granted				3,949,975
Vesting period				4 years
Management and employees | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Share options granted	452,770
Vesting period	4 years
Management and employees | Minimum [Member]
Share-Based Compensation [Line Items]
Exercise price of share options granted (in dollars per share)				¥ 9.2
Management and employees | Minimum [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Exercise price of share options granted (in dollars per share)	¥ 11.67
Management and employees | Maximum [Member]
Share-Based Compensation [Line Items]
Exercise price of share options granted (in dollars per share)				¥ 17.6
Management and employees | Maximum [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Exercise price of share options granted (in dollars per share)	¥ 18.6
Senior management and a consultant [Member]
Share-Based Compensation [Line Items]
Share options granted								74,209	932,414
Exercise price of share options granted (in dollars per share)								¥ 0.1	¥ 0.1
Directors, senior management and employees [Member]
Share-Based Compensation [Line Items]
Share options granted								3,525,191	366,008	3,443,615
Exercise price of share options granted (in dollars per share)								¥ 0.1	¥ 0.1
Vesting period								4 years	4 years
Senior management [Member] | 2014 Plan [Member]
Share-Based Compensation [Line Items]
Share options granted		70,000
Exercise price of share options granted (in dollars per share)		¥ 0.001
Vesting period		4 years
Employees and senior management [Member]
Share-Based Compensation [Line Items]
Share options granted					2,989,300
Exercise price of share options granted (in dollars per share)					¥ 0.1
Vesting period					4 years
Employees and senior management [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Vesting period						4 years